UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  3/31/99

Check here if Amendment  [   ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Newgate LLP
Address:  80 Field Point Road
          Greenwich, CT 06830


Form 13F File Number:  28-4822

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Sonia Rosenbaum
Title:    Managing Partner
Phone:    203-661-0700

Signature, Place, and Date of Signing:

     /s/ Sonia Rosenbaum            Greenwich, CT              4/28/99
     ---------------------          -------------              -------
          [Signature]               [City, State]               [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           83

Form 13F Information Table Value Total:     $256,593
                                         --------------
                                           (thousands)

List of Other Included Managers:

     NONE

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
                                                     FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2      COLUMN 3     COLUMN 4           COLUMN 5       COLUMN 6   COLUMN 7          COLUMN 8
-------------------------   --------      ---------    --------     ------------------  ----------  --------    --------------------
                             TITLE                      VALUE       SHRS OR  SH/  PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER              OF CLASS        CUSIP      (x$1000)     PRN AMT  PRN  CALL  DISCRETION  MANAGERS    SOLE   SHARED   NONE
-------------------------   --------      ---------    --------     -------  ---  ----  ----------  --------    ----   ------   ----
Argentina Fund                COM         040112104      2,294       247950                 X                  247950
Anglo American Corp of SA     ADR         034861302      4,979       143270                 X                  143270
Senior High Income            COM         81721E107      3,408       422650                 X                  422650
American Strategic Income     COM         030098107      2,830       239590                 X                  239590
Anglogold Limited             SP ADR      035128206        774        38480                 X                   38480
Blackrock Muni Target Term    COM         09247M105        675        61750                 X                   61750
American Strategic Income     COM         030099105      6,565       549917                 X                  549917
Brazil Fund                   COM         105759104      2,624       205798                 X                  205798
Electrobras Centrais Elect    SP ADR      15234Q108      3,800       361940                 X                  361940
Central European Fund         COM         153436100        178        14720                 X                   14720
Cifra SA                      SP ADR      171785405      3,577       234550                 X                  234550
Chile Fund                    COM         168834109      3,761       360323                 X                  360323
Colonial Intermediate High    SH BEN      195763107      2,868       445580                 X                  445580
Compania de Telecom Chile     SP ADR      204449300      1,303        55290                 X                   55290
Companhia Vale do Rio Doce    SP ADR      204412100      4,021       282170                 X                  282170
Debt Strategies               COM         242768109      3,673       489700                 X                  489700
Debt Strategies Fund II       COM         242901106      2,718       339770                 X                  339770
Embratel Participacoes        ADR         29081N100      1,100        65900                 X                   65900
Eaton Vance Senior Income     COM         27826S103      1,823       190600                 X                  190600
WEBS Hong Kong                COM         92923H707      2,582       264860                 X                  264860
WEBS Malaysia                 COM         92923H871        124        42090                 X                   42090
WEBS Singapore                COM         92923H848     13,555      2259240                 X                 2259240
WEBS Mexico                   COM         92923H863      1,022        77520                 X                   77520
Centrais Geradoras Pfd        SP ADR      15235B308         65        18451                 X                   18451
Grupo Financiero Bancomer     SP ADR      400486304      1,435       212620                 X                  212620
Templeton Global Income       COM         880198106      6,970      1042240                 X                 1042240
Asia Tigers                   COM         M4516T105        928       132618                 X                  132618
ACM Government Securities     COM         000914101        124        15900                 X                   15900
Greenwich Street Muni         COM         39701A107      2,456       232490                 X                  232490
High Income Opportunity       COM         42967Q105        552        51660                 X                   51660
Hyperion Total Return & In    COM         449145101      4,109       483430                 X                  483430
India Fund                    COM         454089103     11,904      1269710                 X                 1269710
Morgan Stanley India          COM         61745C105      1,786       195680                 X                  195680
Persero PT Indonesian Sate    SP ADR      715680104      1,580       122090                 X                  122090
Jakarta Growth                COM         470120106        596       272627                 X                  272627
Korea Electric Power          SP ADR      500631106      7,419       584720                 X                  584720
Korea Fund                    COM         500634100     10,364      1005040                 X                 1005040
Kemper Multimarket Income      SH BE      48842B106      1,705       192070                 X                  192070
Dreyfus Strategic Muni Inc    COM         261932107        976       102690                 X                  102690
Lukoil Holding                SP ADR      677862104      1,361        47230                 X                   47230
Emerging Mexico               COM         290891100      2,910       401370                 X                  401370
MuniEnhanced Fund Ser C Mo    COM         626243406      1,075           43                 X                      43
MFS Municipal Income Trust    SH BEN      552738106      1,049       121670                 X                  121670
Managed High Income           COM         56166C105      1,464       140300                 X                  140300
MFS Multimarket Income Tru    SH BEN      552737108        568        89100                 X                   89100
Managed Municipals Portfol    COM         561662107        848        78410                 X                   78410
Minorco                       SP ADR      604340307      5,834       343170                 X                  343170
MuniYield Quality             COM         626302103      2,003       136400                 X                  136400
MuniYield Qual I Ser D Thu    PREF        626302509        425           17                 X                      17
Managed Municipals Portfol    COM         561663105        655        61660                 X                   61660
Munivest Fund                 COM         626295109      2,342       238670                 X                  238670
Munivest Fund 1 E Friday R    PREF        626295604        225            9                 X                       9
Munivest Fund II              COM         62629P105      1,078        77000                 X                   77000
Mexico Fund                   COM         592835102     12,524       824600                 X                  824600
Nuveen Premier Income Muni    COM         M7062T100      4,020       267970                 X                  267970
Nuveen Performance Plus Mu    COM         67062P108      5,537       364560                 X                  364560
Nuveen Insured Premium 2      COM         6706D8104      1,484       108920                 X                  108920
Nuveen Ins Quality Muni       COM         67062N103      5,434       339610                 X                  339610
Nuveen Select Quality Muni    COM         670973106      4,135       262530                 X                  262530
MSDW Municipal Income Oppo    COM         61745P445        469        53590                 X                   53590
MSDW Municipal Income Oppo    COM         61745P437      1,953       209770                 X                  209770
Philippine Long Distance      SP ADR      718252604      3,295       127350                 X                  127350
MSDW Municipal Premium Inc    COM         61745P429      5,377       585290                 X                  585290
Pakistan Investment Fund      COM         695844100         93        46720                 X                   46720
Pilgrim Prime Rate            COM         72146W103      6,937       735090                 X                  735090
Rostelecom                    SP ADR      778529107        781       166590                 X                  166590
South African Breweries pl    SP ADR      836220103      3,234       379717                 X                  379717
Seligman Select Muni Fund     COM         816344105      2,132       177657                 X                  177657
Surgutneftegaz                ADR         46625F104        100        15070                 X                   15070
ACM Government Spectrum       COM         000917104      4,555       751420                 X                  751420
SK Telecom                    SP ADR      78440P108      3,575       293336                 X                  293336
Tubos de Acero de Mexico      ADR         898592506      3,316       368420                 X                  368420
Telebras - Pfd Block          SP ADR      879287308      3,682        45670                 X                   45670
Templeton Dragon              COM         88018T101     10,240      1332007                 X                 1332007
Telefonica del Peru           SP ADR      879384105      3,377       264880                 X                  264880
Templeton Emerging Mkts In    COM         880192109      2,361       240620                 X                  240620
Templeton Global Govt Inco    SH BEN      879929107      1,507       231870                 X                  231870
Turkish Investment            COM         900145103      3,857       571350                 X                  571350
Telekomunikasi Indonesia      SP ADR      715684106      3,069       481340                 X                  481340
AO Tatneft                    SP ADR      03737P306        363       132060                 X                  132060
Telesp Participacoes          ADR         87952K100      1,143        55410                 X                   55410
Van Kampen Senior Income T    COM         920961109      6,536       706570                 X                  706570
YPF Sociedad Anonima          SP ADR      984245100      6,449       204310                 X                  204310

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